Derivative Liabilities (Details) - Schedule of derivative liabilities - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Public SPAC Warrants [Member]
Debt Conversion [Line Items]
Beginning balance			$ 31,625
Change in fair value of derivative liabilities	$ (230)	$ (4,600)	(21,390)
Ending balance	5,405	5,635	10,235
Private SPAC Warrants [Member]
Debt Conversion [Line Items]
Beginning balance			1,256
Change in fair value of derivative liabilities		(251)	(1,005)
Ending balance			251
PIPE Warrants [Member]
Debt Conversion [Line Items]
Beginning balance			42,100
Change in fair value of derivative liabilities	(1,800)	(9,500)	(30,600)
Ending balance	200	2,000	11,500
Other Warrants [Member]
Debt Conversion [Line Items]
Beginning balance			400
Change in fair value of derivative liabilities	(6)	(66)	(328)
Ending balance		6	72
Convertible Notes Payable [Member]
Debt Conversion [Line Items]
Beginning balance			75,381
Change in fair value of derivative liabilities	(2,036)	(14,417)	(53,323)
Ending balance	$ 5,605	$ 7,641	$ 22,058